Net Financial Expenses	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Net Financial Expenses
22. NET FINANCIAL EXPENSES
Details of financial income and
expenses
are as follows:

(In Euros)	Note	2021	2020	2019

Financial income
Interest on shareholder and other loans	13	60,709	5,629	—
Valuation of financial instruments		11,128	—	—
Other finance income		83,012	—	9,379

Total financial income		154,849	5,629	9,379

Fair Value adjustment of the Warrants	13	68,953,503	—	—

Financial expenses
Fair value adjustment of convertible bonds	13	25,490,981	—	—
Interest and fees on bank loans	13	3,222,169	534,038	200,922
Interest on lease liabilities	9	631,362	106,837	38,495
Interest on shareholder and other borrowings	13	2,864	7,578	27,336
Interest on convertible bonds	13	2,385,328	265,982	—
Accretion of discount on put option liabilities	6	312,918	96,364	—
Other finance costs		21,524	—	—

Total financial expenses		32,067,146	1,010,799	266,753

Details of other financial income (expenses) are as follows:

(In Euros)	2021	2020	2019
Exchange differences	1,026,204	(69,715)	(102,994)

Total	1,026,204	(69,715)	(102,994)